Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Share Options - Weighted Average [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share options - weighted average	5,405	6,129	6,240